SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Options Activity

Share-based compensation expenses for options were allocated as follows:

	Six Months Ended
	June 30,	June 30,
	2020	2021
Cost of revenues	962	1,061
Research and development	2,183	2,362
Sales and marketing	2,209	1,643
General and administrative	1,838	2,104
Total share-based compensation expense	7,192	7,170

Stock Options [Member]
Schedule of Stock Option Activity Granted

a.A summary of the Company’s option activity for the six months ended June 30, 2021 is as follows:

	Amount of Options	Weighted average exercise price

Balance as of January 1, 2021	6,930,143	$8.51
Granted	-	$-
Exercised	948,511	$1.59
Forfeited	466,904	$11.28
Balance as of June 30, 2021	5,514,728	$9.47
Exercisable as of June 30, 2021	3,509,343	$6.76

Restricted Stock Units (RSUs) [Member]
Schedule of Stock Option Activity Granted

b.A summary of the Company’s RSUs activity for the six months ended June 30, 2021 is as follows:

	Amount of RSUs	Weighted Average Grant Date Fair Value

Balance as of January 1, 2021	1,311,702	$9.21
Granted	1,303,700	$12.36
Vested	331,270	$9.41
Forfeited	206,301	$10.58
Unvested as of June 30, 2021	2,077,831	$11.02